UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM 13F

FORM 13F COVER PAGE
Report for the Calender Year or Quarter End: September 30, 2009

Check here if Amendment    { }; Amendment Number:
This Amendment (Check only one): { } is a restatement
             { } adds new holding entries

Institutional Investment Manager Filing this Report

Name:     Admiral Capital Management, LLC
Address:  41 West Putnam Ave Suite 300
Greenwich, CT 06830

13F File Number: 28-12669

The institutional investment manager
filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct, and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form

Person Signing this Report on Behalf of Reporting Manager:

Name:     Kevin Crouchley
Title:    Principal/ Chief Operating Officer
Phone:    203-422-7290
Signature, Place, and Date of Signing:

Kevin Crouchley,Greenwich,CT 06830 October 16, 2009

Report Type ( Check only one):
[x] 13F HOLDINGS REPORT
[ ] 13F NOTICE
[ ] 13F COMBINATION REPORT

List of Other Managers Reporting for this Manager: None

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT
OF 1934
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FORM 13F SUMMARY PAGE

REPORT SUMMARY:

NUMBER OF OTHER INCLUDED MANAGERS: 0

FORM 13F INFORMATION TABLE ENTRY TOTAL: 32

FORM 13F INFORMATION TABLE VALUE TOTAL: $133,597.468.

LIST OF OTHER MANAGERS REPORTING FOR THIS REPORT: NONE
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				FORM 13F INFORMATION TABLE

NAME OF ISSUER			TITLE OF					SH/PRN				VOTING
														AUTHORITY
   				CLASS		CUSIP		VALUE 	 	AMOUNT		S/P	P/C	SOLE

ADVANCED MICRO DEVICES         NOTE 6.00% 5/15  007903AL1       6738750.         9000           S                None
AMERIGROUP CORP                NOTE 2.00% 5/12  03073TAB8       8077500.         9000           S                None
ANIXTER INTERNATIONAL INC      NOTE 1.00% 2/13  035290AJ4       2240625.         2500           S                None
ARVINMERITOR INC               NOTE 4.625%3/26  043353AF8       9782500.        13000           S                None
CALLAWAY GOLF CO               COM              131193104        494650.        65000           S               65000
CENTRAL EUROPEAN DISTRICT      NOTE 3.0%  3/13  153435AA0       9157500.        11000           S                None
CHESAPEAKE ENERGY              COM              165167826       4436784.        49500           S               49500
CUBIST PHARMACEUTICALS         NOTE 2.25% 6/13  229678AC1       1885000.         2000           S                None
ENDO PHARM SUB                 NOTE 1.75% 4/15  29264FAA4       4882500.         5040           S                None
EV ENERGY PARTNERS LP          COM              26926V107        581250.        25000           S               25000
ENZON PHARMACEUTICAL INC       NOTE 4.00% 6/13  293904AE8       5235360.         4992           S                None
FIRST FINANCIAL HOLD           COM              320239106        750590.        47000           S               47000
FORD MOTOR CO                  NOTE 4.25%12/36  345370CF5      12165000.        12000           S                None
GOODRICH PETROLEUM             COM              382410603       2383650.        50000           S               50000
GSI COMMUNICATION              NOTE 2.50% 6/27  36238GAD4       1775000.         2000           S                2000
HOME BANCSHARES INC            COM              436893200        548000.        25000           S               25000
HORNBECK OFFSHORE              NOTE 1.625%11/26 440543AE6       2212500.         2500           S                None
JETBLUE AIRWAYS                COM              477143101        299000.        50000           S               50000
METRO BANCORP INC              COM              59161R101        608500.        50000           S               50000
MICRON TECHNOLOGY              NOTE 1.875%6/14  595112AH6       7444215.         8942           S                None
MOLINA HEALTHCARE              NOTE 3.75%10/14  60855RAA8       3300000.         4000           S                None
NEKTAR THERAPEUTICS            COM              640268108        136360.        14000           S               14000
NATIONAL PENN BANCSHARES       COM              637138108        158750.        25000           S               25000
POWERWAVE TECHNOLOGY           NOTE 3.875%10/27 739363AF6       1792500.         3000           S                None
RITE AID CORP                  NOTE 8.5%  5/15  767754BU7       2047500.        20000           S                None
SEACOR HOLDINGS                NOTE 2.875%12/24 811904AJ0       4428431.         3855           S                None
TEVA PHARMACEUTICALS           NOTE 0.25% 2/24  88164RAB3       7281250.         5000           S                None
TIME WARNER TELECOM INC        NOTE 2.375%4/26  887319AC5       4470781.         4615           S                None
TRICO MARINE SERVICES          NOTE 3.00% 1/27  896106AQ4       5720750.         9800           S                None
TRINITY INDS INC               NOTE 3.875%6/36  896522AF6       7006250.         9500           S                None
UAL CORP                       NOTE 4.50% 6/21  902549AH7      12104772.        16440           S                None
VERSO PAPER HOLDINGS           NOTE11.375%8/16  92531XAF9       3451250.         5500           S                None

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